American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2021

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.5%
Equity Growth Fund Investor Class	2,566,010	91,965,786
Focused Dynamic Growth Fund Investor Class	658,159	37,844,133
Focused Large Cap Value Fund Investor Class	17,625,076	214,497,178
Growth Fund Investor Class	1,754,391	88,754,644
Heritage Fund Investor Class	3,849,555	105,169,850
Mid Cap Value Fund Investor Class	6,650,924	131,555,273
NT Disciplined Growth Fund Investor Class	2,392,856	37,424,269
Small Cap Growth Fund Investor Class	1,659,374	43,608,344
Small Cap Value Fund Investor Class	3,960,211	44,591,978
Sustainable Equity Fund Investor Class	4,543,603	194,239,014
		989,650,469
Domestic Fixed Income Funds — 26.5%
Core Plus Fund Investor Class	26,417,699	297,463,293
Inflation-Adjusted Bond Fund Investor Class	8,235,209	104,504,800
NT High Income Fund Investor Class	5,638,034	56,380,344
Short Duration Fund Investor Class	7,910,429	82,980,405
Short Duration Inflation Protection Bond Fund Investor Class	1,918,964	20,935,898
		562,264,740
International Equity Funds — 18.3%
Emerging Markets Fund Investor Class	3,896,453	58,485,752
International Growth Fund Investor Class	7,106,113	113,058,252
Non-U.S. Intrinsic Value Fund Investor Class	5,271,475	53,558,190
NT Global Real Estate Fund Investor Class	4,046,544	49,205,972
NT International Small-Mid Cap Fund Investor Class	2,943,745	43,008,120
NT International Value Fund Investor Class	6,848,198	71,495,190
		388,811,476
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	3,919,554	41,586,465
Global Bond Fund Investor Class	9,894,046	102,799,133
International Bond Fund Investor Class	3,015,476	41,312,015
		185,697,613
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,596,163,464)		2,126,424,298
OTHER ASSETS AND LIABILITIES†		(1,341)
TOTAL NET ASSETS — 100.0%		$2,126,422,957

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$80,803	$9,460	$8,106	$9,809	$91,966	2,566	$1,195	$9,460
Focused Dynamic Growth Fund	35,858	220	4,858	6,624	37,844	658	3,237	221
Focused Large Cap Value Fund(3)	141,703	34,050	91	38,835	214,497	17,625	—	3,160
Growth Fund	123,682	3,663	36,477	(2,113)	88,755	1,754	24,464	3,662
Heritage Fund	95,712	14,927	16,209	10,740	105,170	3,850	5,433	12,452
Mid Cap Value Fund	105,874	2,582	11,201	34,300	131,555	6,651	1,412	1,779
NT Disciplined Growth Fund	35,952	4,531	3,255	196	37,424	2,393	1,251	4,531
Small Cap Growth Fund	26,250	17,306	5,812	5,864	43,608	1,659	2,105	2,644
Small Cap Value Fund	22,182	11,537	4,573	15,446	44,592	3,960	404	73
Sustainable Equity Fund	165,138	11,299	23,434	41,236	194,239	4,544	4,807	800
Core Plus Fund	—	317,736	19,341	(932)	297,463	26,418	84	3,458
Inflation-Adjusted Bond Fund	91,229	10,732	—	2,544	104,505	8,235	—	211
NT High Income Fund	46,048	17,544	10,918	3,706	56,380	5,638	(11)	2,143
Short Duration Fund	—	82,269	—	712	82,981	7,910	—	443
Short Duration Inflation Protection Bond Fund	18,269	1,800	—	867	20,936	1,919	—	108
Emerging Markets Fund	76,307	419	20,159	1,919	58,486	3,896	15,405	419
International Growth Fund	102,634	11,517	13,465	12,372	113,058	7,106	5,833	4,361
Non-U.S. Intrinsic Value Fund	42,085	2,058	3,975	13,390	53,558	5,271	(94)	664
NT Global Real Estate Fund	49,799	7,229	15,941	8,119	49,206	4,047	2,376	392
NT International Small-Mid Cap Fund	39,585	1,285	6,688	8,826	43,008	2,944	1,712	1,285
NT International Value Fund	61,942	5,759	12,205	15,999	71,495	6,848	(918)	1,151
Emerging Markets Debt Fund	36,642	3,869	—	1,076	41,587	3,920	—	1,028
Global Bond Fund	90,105	12,853	—	(159)	102,799	9,894	—	292
International Bond Fund	37,216	3,720	45	421	41,312	3,015	1	643
U.S. Government Money Market Fund	66,278	1,285	67,563	—	—	—	—	2
Diversified Bond Fund	246,678	952	219,391	(28,239)	—	—	25,056	862
	$1,837,971	$590,602	$503,707	$201,558	$2,126,424	142,721	$93,752	$56,244
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.